BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Other accounts payables	$ 151	$ 336
Employee benefit liabilities, net		80
Trade receivable		$ 1,135